Fair value of assets and liabilities	6 Months Ended
Jun. 30, 2019
Disclosure of fair value measurement of assets and liabilities [abstract]
Fair value of assets and liabilities

19 Fair value of assets and liabilities

a) Financial assets and liabilities

The following table presents the estimated fair values of ING Group’s financial assets and liabilities. Certain items per the statement of financial position are not included in the table, as they do not meet the definition of a financial asset or liability. The aggregation of the fair values presented below does not represent, and should not be construed as representing, the underlying value of ING Group.

Fair value of financial assets and liabilities
	Estimated fair value		Statement offinancial position value
	30June2019	31December2018	30June2019	31December2018
Financial assets
Cash and balances with central banks	52,171	49,987	52,171	49,987
Loans and advances to banks	34,661	30,549	34,584	30,422
Financial assets at fair value through profit or loss
– Trading assets	54,212	50,152	54,212	50,152
– Non-trading derivatives	2,397	2,664	2,397	2,664
– Assets mandatorily as at fair value through profit or loss	59,376	64,783	59,376	64,783
– Assets designated as at fair value through profit or loss	2,944	2,887	2,944	2,887
Financial assets at fair value through other comprehensive income
– Equity securities	2,551	3,228	2,551	3,228
– Debt securities	26,776	25,616	26,776	25,616
– Loans and advances	1,967	2,379	1,967	2,379
Securities at amortised cost	46,851	47,815	45,970	47,276
Loans and advances to customers	622,964	602,841	607,081	589,653
Other assets[1]	10,136	7,397	10,136	7,397
	917,006	890,299	900,164	876,444

Financial liabilities
Deposits from banks	38,531	37,631	38,095	37,330
Customer deposits	571,604	556,127	571,001	555,729
Financial liabilities at fair value through profit or loss
– Trading liabilities	33,575	31,215	33,575	31,215
– Non-trading derivatives	2,381	2,299	2,381	2,299
– Designated as at fair value through profit or loss	63,492	59,179	63,492	59,179
Other liabilities[2]	13,336	12,117	13,336	12,117
Debt securities in issue	120,190	119,893	118,929	119,751
Subordinated loans	14,337	13,519	14,205	13,724
	857,446	831,980	855,013	831,345

  Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and property obtained from foreclosures.
  Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions , lease liabilities and other taxation and social security contributions.

ING Group has categorised its financial instruments that are either measured in the statement of financial position at fair value or of which the fair value is disclosed, into a three level hierarchy based on the priority of the inputs to the valuation. The fair value hierarchy gives the highest priority to (unadjusted) quoted prices in active markets for identical assets or liabilities and the lowest priority to valuation techniques supported by unobservable inputs. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis. The fair value hierarchy consists of three levels, depending upon whether fair values were determined based on (unadjusted) quoted prices in an active market (Level 1), valuation techniques with observable inputs (Level 2) or valuation techniques that incorporate inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument (Level 3). Financial assets in Level 3 include for example illiquid debt securities, complex derivatives, certain complex loans (for which current market information about similar assets to use as observable, corroborated data for all significant inputs into a valuation model is not available), and asset backed securities for which there is no active market and a wide dispersion in quoted prices.

Observable inputs reflect market data obtained from independent sources. Unobservable inputs are inputs which are based on the Group’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the market. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis.

Level 1 – (Unadjusted) quoted prices in active markets

This category includes financial instruments whose fair value is determined directly by reference to (unadjusted) quoted prices in an active market that ING Group can access. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, dealer markets, brokered markets, or principal to principal markets. Those prices represent actual and regularly occurring market transactions with sufficient frequency and volume to provide pricing information on an ongoing basis. Transfers out of Level 1 into Level 2 or Level 3 occur when ING Group establishes that markets are no longer active and therefore (unadjusted) quoted prices no longer provide reliable pricing information.

Level 2 – Valuation technique supported by observable inputs

This category includes financial instruments whose fair value is based on market observables other than (unadjusted) quoted prices. The fair value for financial instruments in this category can be determined by reference to quoted prices for similar instruments in active markets, but for which the prices are modified based on other market observable external data or reference to quoted prices for identical or similar instruments in markets that are not active. These prices can be obtained from a third party pricing service. ING analyses how the prices are derived and determines whether the prices are liquid tradable prices or model based consensus prices taking various data as inputs.

For financial instruments that do not have a reference price available, fair value is determined using a valuation technique (e.g. a model), where inputs in the model are taken from an active market or are observable, such as interest rates and yield curves observable at commonly quoted intervals, implied volatilities, and credit spreads.

If certain inputs in the model are unobservable, the instrument is still classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities. ING Group has chosen to align the definition of significant with the 90% confidence range as captured in the prudent value definition by EBA. Unobservable parameters are shifted down and upwards to reach this 90% confidence range. The same 90% confidence range is applied to model uncertainty. If the combined change in asset value resulting from the shift of the unobservable parameters and the model uncertainty exceeds the threshold, the asset is classified as Level 3. A value change below the threshold results in a Level 2 classification.

Valuation techniques used for Level 2 assets and liabilities range from discounting of cash flows to various industry standard valuation models such as option pricing model and Monte Carlo simulation model, where relevant pricing factors including the market price of underlying reference instruments, market parameters (volatilities, correlations, and credit ratings), and customer behaviour are taken into account.

Level 3 – Valuation technique supported by unobservable inputs

This category includes financial instruments whose fair value is determined using a valuation technique (e.g. a model) for which more than an insignificant part of the inputs in terms of the overall valuation are not market observable. This category also includes financial assets and liabilities whose fair value is determined by reference to price quotes but for which the market is considered inactive. An instrument in its entirety is classified as Level 3 if a significant portion of the instrument’s fair value is driven by unobservable inputs. Unobservable in this context means that there is little or no current market data available from which to derive a price that an unrelated, informed buyer would purchase the asset or liability at.

Financial instruments at fair value

The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018
Financial Assets
Financial assets at fair value through profit or loss
- Trading assets	15,426	13,041	38,590	36,617	197	494	54,212	50,152
- Non-trading derivatives	17		2,359	2,636	20	27	2,397	2,664
- Assets mandatorily at fair value through profit or loss	85	141	58,165	63,601	1,125	1,042	59,376	64,783
- Assets designated as at fair value through profit or loss	257	147	1,703	1,665	984	1,075	2,944	2,887
Financial assets at fair value through other comprehensive income	28,383	27,218	497	1,256	2,415	2,749	31,294	31,223
	44,167	40,547	101,314	105,775	4,741	5,387	150,222	151,709

Financial liabilities
Financial liabilities at fair value through profit or loss
– Trading liabilities	4,387	5,706	29,029	25,387	159	122	33,575	31,215
– Non-trading derivatives	1		2,316	2,219	65	80	2,381	2,299
– Financial liabilities designated as at fair value through profit or loss	1,265	1,166	61,477	57,305	750	708	63,492	59,179
	5,653	6,872	92,822	84,911	973	910	99,448	92,693

There were no significant transfers between Level 1 and Level 2.

In the first six months of 2019, there were no changes in the valuation techniques.

Changes in Level 3 Financial assets
					Financialassetsmandatorilyat FVPL		Financialassetsdesignatedat FVPL		Financialassetsat FVOCI
	Trading assets		Non-tradingderivatives								Total
	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018
Opening balance	494	1,104	27	85	1,042		1,075	365	2,749	480	5,387	2,034
Effect of changes in accounting policy						1,653		–1		3,446		5,097
Realised gain/loss recognised in thestatement of profit or loss during the period [1]	25	–54	–10	109	–22	10	–21	–20	–6	1	–35	45
Revaluation recognised in other comprehensive income during the period									125	–131	125	–131
Purchase of assets	30	359		2	591	1,154		731	9	85	630	2,331
Sale of assets	–35	–120	–2	–166	–706	–1,677	–17		–302	–557	–1,061	–2,521
Maturity/settlement	–6	–42			–18	–78	–53		–108	–330	–185	–450
Reclassifications	–279				282					2	3	2
Transfers into Level 3	32	85	4		16						53	85
Transfers out of Level 3	–66	–839			–60	–37			–53	–249	–179	–1,125
Exchange rate differences	1					17			1	3	2	20
Changes in thecomposition of the groupand other changes					1					–1	1	–1
Closing balance	197	494	20	27	1,125	1,042	984	1,075	2,415	2,749	4,741	5,387

1 Net gains/losses were recorded in income from trading activities in continuing operations herein as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR -20 million of unrealised gains on losses recognised in the statement of profit or loss.

In the first six months of 2019, financial assets were transferred out of Level 3 mainly due to the valuation not being significantly impacted by unobservable inputs.

In 2018, financial assets transferred out of Level 3 mainly relate to swap positions revised to Level 2 based on the ability to demonstrate independent sourcing of observable inputs for swap pricing requirements.

Changes in Level 3 Financial liabilities
					Financial liabilitiesdesignated as at fair value throughprofit or loss
	Trading liabilities		Non-tradingderivatives				Total
	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018
Opening balance	122	1,073	80	68	708	101	910	1,242
Effect of changes in accounting policy				4				4
Realised gain/loss recognised in the statement of profit or loss during the period[1]	40	–67	–15	8	11	1	35	–58
Issue of liabilities	45	42			1	545	46	587
Early repayment of liabilities	–7	–87			–9	–20	–15	–106
Maturity/settlement	–1	–37			–6	–11	–7	–49
Transfers into Level 3	9	39			153	92	162	131
Transfers out of Level 3	–49	–844			–109		–157	–844
Exchange rate differences
Changes in the composition of the group and other changes		2						2
Closing balance	159	122	65	80	750	708	973	910

1 Net gains/losses were recorded in income from trading activities in continuing operations included herein as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 35 million of unrealised gains and losses recognised in the statement of profit or loss.

In the first six months of 2019, financial liabilities were transferred out of Level 3 mainly due to the valuation not being significantly impacted by unobservable inputs.

In 2018, financial liabilities transferred out of Level 3 mainly relate to swap positions revised to Level 2 based on the ability to demonstrate independent sourcing of observable inputs for swap pricing requirements.

Recognition of unrealised gains and losses in Level 3

Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the year that relates to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in the statement of profit or loss.

Unrealised gains and losses that relate to ‘Financial assets at fair value through other comprehensive income’ recognised in Other comprehensive income are included in the Revaluation reserve – Equity securities at fair value through other comprehensive income or Debt Instruments at fair value through other comprehensive income.

Level 3 Financial assets and liabilities

Financial assets measured at fair value in the statement of financial position as at 30 June 2019 of EUR 150 billion includes an amount of EUR 4.7 billion ( 3.2%) which is classified as Level 3 (31 December 2018: EUR 5.4 billion, being 3.6%). Changes in Level 3 from 31 December 2018 to 30 June 2019 are detailed above in the table Changes in Level 3 Financial assets.

Financial liabilities measured at fair value in the statement of financial position as at 30 June 2019 of EUR 99 billion includes an amount of EUR 1.0 billion ( 1.0%) which is classified as Level 3 (31 December 2018: EUR 0.9 billion, being 1.0%). Changes in Level 3 from 31 December 2018 to 30 June 2019 are disclosed above in the table ‘Changes in Level 3 Financial liabilities’.

Financial assets and liabilities in Level 3 include both assets and liabilities for which the fair value was determined using (i) valuation techniques that incorporate unobservable inputs as well as (ii) quoted prices which have been adjusted to reflect that the market was not actively trading at or around the balance sheet date. Unobservable inputs are inputs which are based on ING’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the circumstances. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Valuation techniques that incorporate unobservable inputs are sensitive to the inputs used.

Of the total amount of financial assets classified as Level 3 as at 30 June 2019 of EUR 4.7 billion (31 December 2018: EUR 5.4 billion), an amount of EUR 2.8 billion ( 59.8%) (31 December 2018: EUR 3.4 billion, being 63.2%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.

Furthermore, Level 3 financial assets includes approximately EUR 1.1 billion (31 December 2018: EUR 1.1 billion) which relates to financial assets that are part of structures that are designed to be fully neutral in terms of market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to market risk is insignificant. Whereas the fair value of individual components of these structures may be determined using different techniques and the fair value of each of the components of these structures may be sensitive to unobservable inputs, the overall sensitivity is by design not significant.

The remaining EUR 0.8 billion (31 December 2018: EUR 0.8 billion) of the fair value classified in Level 3 financial assets is established using valuation techniques that incorporates certain inputs that are unobservable.

Of the total amount of financial liabilities classified as Level 3 as at 30 June 2019 of EUR 1.0 billion (31 December 2018: EUR 0.9 billion), an amount of EUR 0.7 billion (71.3%) (31 December 2018: EUR 0.7 billion, being 82.0%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.

Furthermore, Level 3 financial liabilities includes approximately EUR 0.1 billion (31 December 2018: EUR 0.1 billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in terms of market risk. As explained above, the fair value of each of the components of these structures may be sensitive to unobservable inputs, but the overall sensitivity is by design not significant.

The remaining EUR 0.2 billion (31 December 2018: EUR 0.1 billion) of the fair value classified in Level 3 financial liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.

The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and upper range of such unobservable inputs, by type of Level 3 asset/liability. The lower and upper range mentioned in the overview represent the lowest and highest variance of the respective valuation input as actually used in the valuation of the different financial instruments. Amounts and percentages stated are unweighted. The range can vary from period to period subject to market movements and change in Level 3 position. Lower and upper bounds reflect the variability of Level 3 positions and their underlying valuation inputs in the portfolio, but do not adequately reflect their level of valuation uncertainty. For valuation uncertainty assessment, reference is made to section Sensitivity analysis of unobservable inputs (Level 3).

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significantunobservable inputs	Lower range		Upper range
	30 June 2019	31December2018	30 June 2019	31December2018			30 June 2019	31December2018	30 June 2019	31December2018
At fair value through profit or loss
Debt securities	720	807		3	Price based	Price (%)	0%	0%	99%	105%
					Net asset value	Price (%)	n/a	0%	n/a	0%
					Present value techniques	Credit spread (bps)	n/a	131	n/a	131
					Loan pricing model	Credit spread (bps)	n/a	n/a	n/a	n/a
Equity securities	154	162	1		Price based	Price			5,475	5,475
Loans and advances	840	1,047	3	15	Price based	Price (%)	0%	1%	100%	102%
					Present value techniques	Price (%)	n/a	100%	n/a	100%
						Credit spread (bps)	2	19	455	550
(Reverse) repo's	429	481	427	424	Present value techniques	Price (%)	4%	3%	4%	4%
Structured notes			322	284	Price based	Price (%)	82%	77%	111%	108%
					Net asset value	Price (%)	n/a	n/a	n/a	n/a
					Option pricing model	Equity volatility (%)	13%	13%	21%	34%
						Equity/Equity correlation	0.6	0.6	0.8	0.9
						Equity/FX correlation	-0.5	-0.7	0.2	0.5
						Dividend yield (%)	1%	1%	5%	5%
						Interest rate volatility (bps)	n/a	49	n/a	86
						IR/IR correlation	n/a	0.8	n/a	0.8
					Present value techniques	Implied correlation	n/a	-0.7	n/a	0.7
Derivatives
– Rates	28	57	23	39	Option pricing model	Interest rate volatility (bps)	48	23	300	300
						Interest rate correlation	n/a	0.8	n/a	0.8
						IR/INF correlation	n/a	n/a	n/a	n/a
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
						Prepayment rate (%)	n/a	n/a	n/a	n/a
						Inflation rate (%)	n/a	n/a	n/a	n/a
						Credit spread (bps)	n/a	46	n/a	46
– FX	1		1		Present value techniques	Inflation rate (%)	n/a	n/a	n/a	n/a
					Option pricing model	FX volatility (bps)	4	n/a	7	n/a
– Credit	81	67	117	86	Present value techniques	Credit spread (bps)	2	8	557	364
						Implied correlation	n/a	0.7	n/a	0.7
						Jump rate (%)	12%	12%	12%	12%
					Price based	Price (%)	n/a	n/a	n/a	n/a
– Equity	43	68	38	54	Option pricing model	Equity volatility (%)	4%	4%	100%	94%
						Equity/Equity correlation	-	0.2	0.9	0.9
						Equity/FX correlation	-0.8	-0.8	0.6	0.5
						Dividend yield (%)	0%	0%	15%	13%
– Other	31	2	41	5	Option pricing model	Commodity volatility (%)	0%	12%	44%	79%
						Com/Com correlation	0.3	0.3	0.9	0.9
						Com/FX correlation	-0.6	-0.5	-0.2	0.5
At fair value through other comprehensive income
– Debt					Price based	Price (%)	n/a	n/a	n/a	n/a
– Loans and advances	1,967	2,379			Present value techniques	Prepayment rate	6%	6%	6%	6%
– Equity	447	317			Present value techniques	Credit spread (bps)	297	322	298	322
						Inflation rate (%)	3%	3%	3%	3%
						Other	63	63	80	80
					Price based	Price (%)	98%		98%
Total	4,741	5,387	973	910

Sensitivity analysis of unobservable inputs (Level 3)

Where the fair value of a financial instrument is determined using inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the balance date may be drawn from a range of reasonably possible alternatives. In line with market practice the upper and lower bounds of the range of alternative input values reflect a 90% level of valuation certainty. The actual levels chosen for the unobservable inputs in preparing the financial statements are consistent with the valuation methodology used for fair valued financial instruments.

If ING had used input values from the upper and lower bound of this range of reasonably possible alternative input values when valuing these instruments as of 30 June 2019, then the impact would have been higher or lower as indicated below. The purpose of this disclosure is to present the possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation.

As ING has chosen to apply a 90% confidence level for its IFRS valuation of fair valued financial instruments, the downward valuation uncertainty has become immaterial, whereas the potential upward valuation uncertainty, reflecting a potential profit, has increased.

In practice valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk factors) at portfolio level across different product categories. Where the disclosure looks at individual Level 3 inputs the actual valuation adjustments may also reflect the benefits of portfolio offsets.

Because of the approach taken, the valuation uncertainty in the table below is broken down by related risk class rather than by product.

In reality some valuation inputs are interrelated and it would be unlikely that all unobservable inputs would ever be simultaneously at the limits of their respective ranges of reasonably possible alternatives. Therefore it can be assumed that the estimates in the table below show a greater fair value uncertainty than the realistic position at 30 June 2019 assuming normal circumstances/normal markets.

Also, this disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other instruments (for example as a hedge) that are classified as Level 2.

The possible impact of a change of unobservable inputs in the fair value of financial instruments at fair value through other comprehensive income are estimated to be immaterial.

Sensitivity analysis of Level 3 instruments
	Positive fair valuemovements from usingreasonable possiblealternatives		Negative fair valuemovements from usingreasonable possiblealternatives
	30June2019	31December2018	30June2019	31December2018
Fair value through profit or loss
Equity (equity derivatives, structured notes)	45	60	–	4
Interest rates (Rates derivatives, FX derivatives)	45	43
Credit (Debt securities, Loans, structured notes, credit derivatives)	16	39
	106	142	–	4